PROPERTY AND EQUIPMENT (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Depreciation	$ 159	$ 648	$ 1,444	$ 3,522
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation			$ 1,244	$ 891